Discontinued operations and assets and liabilities of disposal groups (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued operations and assets and liabilities of disposal groups
Schedule of profit/(loss) net of tax and operating cash flows attributable to discontinued operations

	2021	2020	2019
	£m	£m	£m

Interest receivable	260	273	248
Net interest income	260	273	248
Non-interest income	9	15	18
Total income	269	288	266
Operating expenses	(47)	(47)	(45)
Profit before impairment losses	222	241	221
Impairment releases/(losses)	57	(111)	28
Operating profit before tax	279	130	249
Tax (charge)/credit	(3)	(9)	7
Profit from discontinued operations, net of tax	276	121	256

	2021	2020	2019
	£m	£m	£m
Net cash flows from operating activities	1,290	(895)	(3,909)
Net increase/(decrease) in cash and cash equivalents	1,290	(895)	(3,909)

Schedule of assets and liabilities of disposal groups

2021
£m
Assets of disposal groups
Loans to customers - amortised cost	9,002
Derivatives	5
Other assets	8
9,015
Liabilities of disposal groups
Other liabilities	5
5

Net assets of disposal groups	9,010